Pioneer Multi-Asset Income Fund

Schedule of Investments | April 30, 2020

Ticker Symbols:
Class A	PMAIX
Class C	PMACX
Class K	PMFKX
Class R	PMFRX
Class Y	PMFYX

Schedule of Investments | 4/30/20 (unaudited)
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	Shares						Value
		UNAFFILIATED ISSUERS - 94.7%
		COMMON STOCKS - 34.6% of Net Assets
		Air Freight & Logistics - 0.2%
	157,278	Cia de Distribucion Integral Logista Holdings SA					$2,801,055
		Total Air Freight & Logistics					$2,801,055
		Automobiles - 0.6%
	359,800	Subaru Corp.					$7,301,068
		Total Automobiles					$7,301,068
		Banks - 5.4%
	1,363,295	ABN AMRO Bank NV (144A)					$10,452,519
	212,486	BNP Paribas SA					6,673,702
	1,610,700	Grupo Financiero Banorte SAB de CV, Class O					4,421,543
	390,900	ING Groep NV					2,144,189
	882,426	KB Financial Group, Inc.					25,239,356
	6,915,062	Lloyds Banking Group Plc					2,808,841
	4,528,000	Mitsubishi UFJ Financial Group, Inc.					18,346,881
		Total Banks					$70,087,031
		Beverages - 1.0%
	376,700	Asahi Group Holdings, Ltd.					$13,144,171
		Total Beverages					$13,144,171
		Biotechnology - 1.4%
	217,128	AbbVie, Inc.					$17,847,922
		Total Biotechnology					$17,847,922
		Capital Markets - 1.7%
	388,632	AllianceBernstein Holding LP					$9,101,761
	63,026	Apollo Global Management, Inc.					2,551,923
	923,186(a)	UBS Group AG					9,885,815
		Total Capital Markets					$21,539,499
		Chemicals - 0.1%
	2,117,467	Chevron Lubricants Lanka Plc					$589,111
	44,110	Dow, Inc.					1,618,396
		Total Chemicals					$2,207,507
		Construction & Engineering - 0.6%
	16,448,000	Sinopec Engineering Group Co., Ltd., Class H					$7,829,703
		Total Construction & Engineering					$7,829,703
		Consumer Finance - 0.2%
	109,794,300	BFI Finance Indonesia Tbk PT					$2,421,010
		Total Consumer Finance					$2,421,010
		Diversified Telecommunication Services - 1.8%
	218,871	AT&T, Inc.					$6,669,000
	132,394	CenturyLink, Inc.					1,406,024
	271,214	Verizon Communications, Inc.					15,581,244
		Total Diversified Telecommunication Services					$23,656,268
		Electric Utilities - 0.7%
	2,066,469	EDP - Energias de Portugal SA					$8,714,103
		Total Electric Utilities					$8,714,103
		Electrical Equipment - 1.2%
	53,574	Eaton Corp. Plc					$4,473,429
	304,500	Mitsubishi Electric Corp.					3,808,203
	360,040	Prysmian S.p.A.					6,771,020
		Total Electrical Equipment					$15,052,652
		Electronic Equipment, Instruments & Components - 0.1%
	23,982(a)	Landis+Gyr Group AG					$1,619,331
		Total Electronic Equipment, Instruments & Components					$1,619,331
		Equity Real Estate Investment Trusts (REITs) - 1.4%
	10,627	Digital Realty Trust, Inc.					$1,588,630
	7,628	Invincible Investment Corp.					1,990,532
	291,174	Lar Espana Real Estate Socimi SA					1,194,366
	3,289,600	Mapletree Industrial Trust					5,950,331
	4,767,830	Mapletree Logistics Trust					6,087,671
	142,774	Wereldhave NV					1,251,043
		Total Equity Real Estate Investment Trusts (REITs)					$18,062,573
		Food & Staples Retailing - 0.1%
	127,959(a)	Magnit PJSC (G.D.R.)					$1,413,947
		Total Food & Staples Retailing					$1,413,947
		Food Products - 0.3%
	61,338	Danone SA					$4,250,029
		Total Food Products					$4,250,029
		Health Care - 0.7%
	59,327	Johnson & Johnson					$8,901,423
		Total Health Care					$8,901,423
		Health Care Equipment & Supplies - 0.3%
	42,621	Medtronic Plc					$4,161,088
		Total Health Care Equipment & Supplies					$4,161,088
		Household Durables - 0.8%
	377,409	Persimmon Plc					$10,484,722
		Total Household Durables					$10,484,722
	Shares						Value
		Insurance - 2.0%
	58,448	Allianz SE					$10,811,375
	389,204	AXA SA					6,904,276
	235,540	Old Republic International Corp.					3,756,863
	261,000	Ping An Insurance Group Co. of China, Ltd., Class H					2,683,519
	36,750	Sampo OYJ					1,217,229
		Total Insurance					$25,373,262
		Interactive Media & Services - 0.7%
	6,877(a)	Alphabet, Inc.					$9,261,256
		Total Interactive Media & Services					$9,261,256
		Internet & Direct Marketing Retail - 1.4%
	152,000(a)	Alibaba Group Holding, Ltd.					$3,862,920
	3,773(a)	Amazon.com, Inc.					9,334,402
	125,626	eBay, Inc.					5,003,684
		Total Internet & Direct Marketing Retail					$18,201,006
		IT Services - 0.2%
	14,151	Cognizant Technology Solutions Corp.					$821,041
	21,554	Paychex, Inc.					1,476,880
		Total IT Services					$2,297,921
		Leisure Products - 0.2%
	5,751,000	Honma Golf, Ltd. (144A)					$2,952,788
		Total Leisure Products					$2,952,788
		Marine - 0.1%
	143,960	Fjord1 ASA (144A)					$630,065
		Total Marine					$630,065
		Media - 0.2%
	410,636(a)	Television Francaise 1					$2,011,370
		Total Media					$2,011,370
		Mortgage Real Estate Investment Trusts (REITs) - 1.1%
	845,014	New Residential Investment Corp.					$5,146,136
	1,031,650	Redwood Trust, Inc.					4,229,765
	1,026,070	Two Harbors Investment Corp.					4,689,140
		Total Mortgage Real Estate Investment Trusts (REITs)					$14,065,041
		Multi-Utilities - 0.2%
	289,736	Engie SA					$3,143,013
		Total Multi-Utilities					$3,143,013
		Oil, Gas & Consumable Fuels - 3.8%
	1,019,565	Avance Gas Holding, Ltd. (144A)					$2,165,409
	729,612	BW LPG, Ltd. (144A)					2,503,294
	772,180	Energy Transfer LP					6,486,312
	313,020	Enterprise Products Partners LP					5,496,631
	38,706	LUKOIL PJSC (A.D.R.)					2,499,246
	114,331	Magellan Midstream Partners LP					4,702,434
	362,388	MPLX LP					6,559,223
	121,550	PBF Logistics LP					1,050,192
	702,130	Rosneft Oil Co. PJSC					3,173,895
	2,945,666	Rosneft Oil Co. PJSC (G.D.R.)					13,202,475
		Total Oil, Gas & Consumable Fuels					$47,839,111
		Personal Products - 1.0%
	270,392	Unilever NV					$13,498,989
		Total Personal Products					$13,498,989
		Pharmaceuticals - 2.7%
	22,900	Eisai Co., Ltd.					$1,608,779
	46,406	Merck & Co., Inc.					3,681,852
	88,307	Novartis AG					7,522,923
	330,634	Pfizer, Inc.					12,683,120
	25,564	Roche Holding AG					8,880,948
		Total Pharmaceuticals					$34,377,622
		Real Estate Management & Development - 0.2%
	12,272	LEG Immobilien AG					$1,409,209
	67,319	TAG Immobilien AG					1,471,003
		Total Real Estate Management & Development					$2,880,212
		Semiconductors & Semiconductor Equipment - 0.6%
	100,750	Intel Corp.					$6,042,985
	14,692(a)	Micron Technology, Inc.					703,600
		Total Semiconductors & Semiconductor Equipment					$6,746,585
		Trading Companies & Distributors - 0.4%
	43,191	Ferguson Plc					$3,121,321
	35,000	Inaba Denki Sangyo Co., Ltd.					751,691
	13,997(a)	United Rentals, Inc.					1,798,615
		Total Trading Companies & Distributors					$5,671,627
		Wireless Telecommunication Services - 1.2%
	540,900	KDDI Corp.					$15,689,305
		Total Wireless Telecommunication Services					$15,689,305
		TOTAL COMMON STOCKS
		(Cost $547,468,934)					$446,134,275
	Shares						Value
		PREFERRED STOCKS - 0.1% of Net Assets
		Mortgage Real Estate Investment Trusts (REITs) - 0.1%
	72,376(b)(c)	AGNC Investment Corp., 7.0% (3 Month USD LIBOR + 511 bps)					$1,664,648
	1,783(c)	Two Harbors Investment Corp., 7.5%					36,873
	2,276(c)	Two Harbors Investment Corp., 7.75%					48,456
		Total Mortgage Real Estate Investment Trusts (REITs)					$1,749,977
		TOTAL PREFERRED STOCKS
		(Cost $1,219,329)					$1,749,977
	Principal Amount USD ($)						Value
		ASSET BACKED SECURITIES - 0.0%† of Net Assets
	29,268(b)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27					$5,983
	500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)					475,000
		TOTAL ASSET BACKED SECURITIES
		(Cost $529,196)					$480,983
		COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0% of Net Assets
	4,100,000(d)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.737% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)					$3,057,902
	3,090,000(d)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.737% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)					1,618,332
	820,000(d)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 2.537% (1 Month USD LIBOR + 205 bps), 1/25/40 (144A)					618,505
	2,700,000(d)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.987% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)					1,372,806
	2,008,271(d)	Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M2, 7.237% (1 Month USD LIBOR + 675 bps), 8/25/28					2,058,757
	3,033,850(d)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.487% (1 Month USD LIBOR + 600 bps), 9/25/28					3,087,066
	4,638,337(d)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 4.937% (1 Month USD LIBOR + 445 bps), 1/25/29					4,552,528
	4,990,000(d)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.237% (1 Month USD LIBOR + 575 bps), 7/25/29					4,111,393
	3,400,434(d)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 4.037% (1 Month USD LIBOR + 355 bps), 7/25/29					3,263,391
	6,488,762(d)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 3.037% (1 Month USD LIBOR + 255 bps), 12/25/30					5,609,967
	970,457(d)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.487% (1 Month USD LIBOR + 200 bps), 3/25/31					873,249
	3,340,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 2.337% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)					2,473,183
	2,700,000(d)	Freddie Mac Stacr Trust, Series 2019-DNA1, Class B2, 11.237% (1 Month USD LIBOR + 1,075 bps), 1/25/49 (144A)					1,251,944
	2,790,000(d)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 11.447% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)					1,271,469
	1,000,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.737% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)					518,265
	1,000,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.737% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)					476,373
	2,615,622(d)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M3, 6.837% (1 Month USD LIBOR + 635 bps), 9/25/28					2,641,914
	20,940	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)					12,039
	176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)					8,485
	31,561	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)					-
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $44,598,038)					$38,877,568
		COMMERCIAL MORTGAGE-BACKED SECURITY - 0.1% of Net Assets
	669,882(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)					$630,319
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
		(Cost $669,889)					$630,319
		CORPORATE BONDS - 25.5% of Net Assets
		Advertising - 0.2%
	3,444,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)					$2,669,100
		Total Advertising					$2,669,100
		Aerospace & Defense - 0.8%
	5,250,000	Boeing Co., 2.3%, 8/1/21					$5,161,093
	915,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)					590,175
	1,673,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)					1,083,267
	2,375,000	Howmet Aerospace, Inc., 6.875%, 5/1/25					2,421,941
		Total Aerospace & Defense					$9,256,476
		Agriculture - 0.3%
	3,865,000	Reynolds American, Inc., 4.0%, 6/12/22					$4,021,119
		Total Agriculture					$4,021,119
		Apparel - 0.0%†
	275,000	NIKE, Inc., 3.375%, 3/27/50					$308,327
		Total Apparel					$308,327
		Auto Parts & Equipment - 0.4%
	290,000	Adient US LLC, 9.0%, 4/15/25 (144A)					$302,325
	5,468,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26					4,073,660
	Principal Amount USD ($)						Value
		Auto Parts & Equipment - (continued)
	1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)					$1,238,884
		Total Auto Parts & Equipment					$5,614,869
		Banks - 4.1%
	2,324,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)					$1,975,400
	4,895,000	Goldman Sachs Group, Inc., 5.75%, 1/24/22					5,239,804
	8,650,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)					8,608,913
	8,676,000(b)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)					8,589,240
	4,835,000	Nordea Bank Abp, 4.875%, 5/13/21 (144A)					4,967,234
	2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)					2,474,700
	8,125,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)					8,452,031
	2,350,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)					2,397,000
	8,600,000(b)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)					8,793,500
		Total Banks					$51,497,822
		Building Materials - 0.5%
	1,521,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)					$1,566,630
	2,387,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)					2,243,780
	2,627,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)					2,600,730
		Total Building Materials					$6,411,140
		Chemicals - 0.8%
	4,008,000	CF Industries, Inc., 5.375%, 3/15/44					$4,148,280
	2,000,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)					1,920,000
	415,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)					332,000
	833,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)					701,803
	1,290,000	Tronox, Inc., 6.5%, 5/1/25 (144A)					1,298,063
	1,643,000	Tronox, Inc., 6.5%, 4/15/26 (144A)					1,486,915
		Total Chemicals					$9,887,061
		Coal - 0.2%
	4,190,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)					$3,194,875
		Total Coal					$3,194,875
		Commercial Services - 1.5%
	2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)					$2,277,550
	4,343,000	APX Group, Inc., 6.75%, 2/15/27 (144A)					3,691,550
	6,117,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)					6,117,000
	2,565,000	Sotheby’s, 7.375%, 10/15/27 (144A)					2,159,422
	3,746,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)					3,905,205
		Total Commercial Services					$18,150,727
		Distribution & Wholesale - 0.1%
	2,130,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)					$1,496,325
		Total Distribution & Wholesale					$1,496,325
		Diversified Financial Services - 0.2%
	3,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)					$2,868,750
		Total Diversified Financial Services					$2,868,750
		Electric - 0.2%
	2,568,000	Clearway Energy Operating LLC, 5.75%, 10/15/25					$2,644,783
		Total Electric					$2,644,783
		Entertainment - 0.6%
	3,419,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)					$3,085,647
	1,505,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)					1,463,146
	4,396,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)					3,318,980
		Total Entertainment					$7,867,773
		Environmental Control - 0.3%
	1,518,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)					$1,656,426
	3,342,000	Tervita Corp., 7.625%, 12/1/21 (144A)					2,205,720
		Total Environmental Control					$3,862,146
		Food - 1.0%
	5,443,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)					$5,034,775
	1,850,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)					1,981,239
	1,760,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)					1,782,000
	3,859,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)					3,588,870
	920,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)					956,800
		Total Food					$13,343,684
		Forest Products & Paper - 0.6%
	3,894,000	Mercer International, Inc., 7.375%, 1/15/25					$3,730,063
	4,236,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)					4,194,487
		Total Forest Products & Paper					$7,924,550
		Healthcare-Services - 0.7%
	465,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)					$479,136
	1,482,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)					1,585,740
	4,350,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)					4,023,750
	2,930,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)					2,900,700
	1,678,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)					1,573,125
		Total Healthcare-Services					$10,562,451
		Holding Companies-Diversified - 0.2%
	2,710,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)					$2,161,225
		Total Holding Companies-Diversified					$2,161,225
	Principal Amount USD ($)						Value
		Home Builders - 0.9%
	3,921,000	Beazer Homes USA, Inc., 5.875%, 10/15/27					$3,019,170
	245,000	Beazer Homes USA, Inc., 7.25%, 10/15/29					191,100
	590,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)					539,850
	4,258,000	KB Home, 7.625%, 5/15/23					4,431,301
	5,033,000	M/I Homes, Inc., 4.95%, 2/1/28 (144A)					4,403,875
		Total Home Builders					$12,585,296
		Iron/Steel - 0.5%
	2,700,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)					$2,355,750
	3,397,000	Commercial Metals Co., 5.375%, 7/15/27					3,320,568
		Total Iron/Steel					$5,676,318
		Leisure Time - 0.1%
	520,000	Carnival Corp., 3.95%, 10/15/20					$505,091
	600,000	Carnival Corp., 11.5%, 4/1/23 (144A)					626,906
		Total Leisure Time					$1,131,997
		Machinery-Diversified - 0.2%
	385,000	Deere & Co., 3.75%, 4/15/50					$460,717
	2,886,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)					2,721,498
		Total Machinery-Diversified					$3,182,215
		Media - 1.0%
	441,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464%, 7/23/22					$464,576
	4,323,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)					3,598,898
	325,000	Comcast Corp., 3.75%, 4/1/40					373,011
	4,940,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)					2,704,650
	8,140,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)					6,756,200
		Total Media					$13,897,335
		Mining - 0.5%
	1,908,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)					$1,673,316
	905,000	Hecla Mining Co., 7.25%, 2/15/28					884,638
	2,379,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)					2,165,842
	1,265,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)					1,144,192
	530,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)					508,800
		Total Mining					$6,376,788
		Miscellaneous Manufacturers - 0.1%
	550,000	3M Co., 3.7%, 4/15/50					$656,741
		Total Miscellaneous Manufacturers					$656,741
		Oil & Gas - 0.7%
	1,822,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)					$1,147,860
	3,660,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)					3,001,200
	2,676,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)					2,401,710
	3,932,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)					2,799,191
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)					171,323
		Total Oil & Gas					$9,521,284
		Oil & Gas Services - 0.5%
	1,711,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)					$1,283,250
	3,449,000	FTS International, Inc., 6.25%, 5/1/22					853,627
	4,654,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27					3,723,200
		Total Oil & Gas Services					$5,860,077
		Packaging & Containers - 0.5%
	4,092,000	Mauser Packaging Solutions Holding Co., 5.5%, 4/15/24 (144A)					$3,773,642
	2,350,000	Sealed Air Corp., 6.875%, 7/15/33 (144A)					2,596,750
		Total Packaging & Containers					$6,370,392
		Pharmaceuticals - 0.5%
	85,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)					$84,362
	989,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)					1,026,087
	2,554,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)					2,725,578
	1,845,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)					1,874,981
		Total Pharmaceuticals					$5,711,008
		Pipelines - 0.7%
	3,619,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)					$3,329,480
	2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25					2,106,500
	458,000	EnLink Midstream Partners LP, 5.05%, 4/1/45					185,490
	3,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44					1,331,200
	1,570,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23					1,365,900
	400,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27					321,920
	690,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23					531,300
		Total Pipelines					$9,171,790
		Retail - 0.3%
	3,180,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)					$2,774,550
	2,491,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)					1,718,790
		Total Retail					$4,493,340
		Semiconductors - 0.5%
	6,154,000	Micron Technology, Inc., 2.497%, 4/24/23					$6,264,490
		Total Semiconductors					$6,264,490
	Principal Amount USD ($)						Value
		Telecommunications - 5.8%
	32,590,000	CenturyLink, Inc., 7.6%, 9/15/39					$33,276,997
	36,502,000	CenturyLink, Inc., 7.65%, 3/15/42					36,502,000
	3,389,000	CommScope, Inc., 8.25%, 3/1/27 (144A)					3,248,357
	2,525,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)					1,515,000
		Total Telecommunications					$74,542,354
		TOTAL CORPORATE BONDS
		(Cost $340,767,120)					$329,184,628
		FOREIGN GOVERNMENT BONDS - 4.2% of Net Assets
		Indonesia - 4.2%
IDR	270,777,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24					$18,831,516
IDR	282,392,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31					19,800,663
IDR	220,520,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29					15,769,367
		Total Indonesia					$54,401,546
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $56,281,908)					$54,401,546
		INSURANCE-LINKED SECURITIES - 2.1% of Net Assets(e)
		Event Linked Bonds - 0.9%
		Earthquakes - California - 0.0%†
	250,000(d)	Ursa Re 2017-1, 3.594% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)					$248,750
	250,000(d)	Ursa Re 2019-1, 5.844% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)					243,750
							$492,500
		Earthquakes - Japan - 0.1%
	500,000(d)	Kizuna Re II, 1.964% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)					$491,750
	500,000(d)	Kizuna Re II, 2.589% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)					490,300
	250,000(d)	Nakama Re 2016-1, 2.912% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)					243,475
							$1,225,525
		Earthquakes - Mexico - 0.0%†
	250,000(d)	International Bank for Reconstruction & Development, 4.731% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)					$249,975
		Earthquakes - U.S. - 0.0%†
	400,000(d)	Acorn Re 2018-1, 3.726% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)					$391,560
		Flood - U.S. - 0.0%†
	250,000(d)	FloodSmart Re 2019-1, 11.919% (3 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)					$243,750
		Health - U.S. - 0.1%
	700,000(d)	Vitality Re VIII, 2.094% (3 Month U.S. Treasury Bill + 200 bps), 1/8/21 (144A)					$560,000
		Multiperil - U.S. - 0.4%
	700,000(d)	Bonanza RE, 4.839% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)					$681,100
	600,000(d)	Caelus Re VI, 5.589% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)					571,800
	500,000(d)	Caelus Re VI, 5.589% (3 Month U.S. Treasury Bill + 550 bps), 6/7/24 (144A)					469,500
	850,000(d)	Kilimanjaro II Re, 7.092% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)					831,725
	250,000(d)	Residential Reinsurance 2017, 5.854% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)					232,100
	750,000(d)	Sanders Re 2017-1, 4.591% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)					715,425
	750,000(d)	Spectrum Re 2017-1, 7.345% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)					742,275
							$4,243,925
		Multiperil - U.S. Regional - 0.2%
	750,000(d)	Long Point Re III 2018, 2.839% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)					$730,500
	1,000,000(d)	Matterhorn Re 2020-2, 5.089% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)					990,100
							$1,720,600
		Multiperil - Worldwide - 0.0%†
	750,000(d)	Kendall Re 2018, 6.827% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)					$720,375
		Pandemic - U.S. - 0.0%†
	250,000(d)	Vitality Re XI, 1.894% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)					$200,000
		Pandemic - Worldwide - 0.0%†
	250,000(d)	International Bank for Reconstruction & Development, 8.373% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)					$200,000
		Windstorm - Florida - 0.0%†
	250,000(d)	Integrity Re 2018-1, 5.041% (3 Month USD LIBOR + 401 bps), 6/10/22 (144A)					$238,875
	500,000(d)	Sanders Re 2017-2, 3.818% (6 Month USD LIBOR + 314 bps), 6/5/20 (144A)					498,500
							$737,375
		Windstorm - Mexico - 0.0%†
	250,000(d)	International Bank for Reconstruction & Development, 11.231% (3 Month USD LIBOR + 1,000 bps), 3/13/24 (144A)					$244,688
		Windstorm - U.S. Regional - 0.1%
	1,000,000(d)	Matterhorn Re 2020-2, 6.339% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)					$970,500
		Total Event Linked Bonds					$12,200,773
	Face Amount USD ($)						Value
		Collateralized Reinsurance - 0.3%
		Multiperil - U.S. - 0.1%
	1,800,000+(a)(f)	Ballybunion Re, 2/28/21					$1,800,000
	300,000+(a)(f)	Dingle Re 2019, 2/1/21					306,158
	250,000+(a)(f)	Dingle Re 2020, 1/31/21					242,280
							$2,348,438
	Principal Amount USD ($)						Value
		Multiperil - U.S. & Canada - 0.1%
	1,250,000+(a)(f)	Leven Re 2020, 1/31/21					$1,228,665
		Multiperil - U.S. Regional - 0.0%†
	250,000+(a)(f)	Ocean View Re 2019, 6/30/20					$257,926
		Multiperil - Worldwide - 0.1%†
	700,000+(a)(f)	Cypress Re 2017, 1/10/21					$12,740
	500,000+(a)(f)	Limestone Re, 3/1/24 (144A)					507,500
	12,000+(f)	Limestone Re 2016-1, 8/31/21					9,445
	12,000+(f)	Limestone Re 2016-1, 8/31/21					9,445
	700,000+(a)(f)	Resilience Re, 5/1/21					70
	300,000+(a)(f)	Walton Health Re 2019, 6/30/20					297,857
							$837,057
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(f)	Oakmont Re 2017, 4/15/20					$7,350
		Total Collateralized Reinsurance					$4,679,436
		Industry Loss Warranties - 0.1%
		Multiperil - U.S. - 0.1%
	1,250,000+(a)(f)	Scotscraig Re 2020, 1/31/21					$1,180,708
		Total Industry Loss Warranties					$1,180,708
		Reinsurance Sidecars - 0.8%
		Multiperil - U.S. - 0.0%†
	700,000+(a)(f)	Carnoustie Re 2016, 11/30/20					$18,900
	1,500,000+(a)(f)	Carnoustie Re 2017, 11/30/21					197,700
	1,500,000+(g)	Harambee Re 2019, 12/31/22					143,250
							$359,850
		Multiperil - Worldwide - 0.8%
	500,000+(a)(f)	Alturas Re, 3/10/23					$511,850
	2,400+(a)(f)	Alturas Re 2019-1, 6/30/20 (144A)					87,292
	12,149+(a)(f)	Alturas Re 2019-2, 3/10/22					105,848
	1,000,000+(a)(f)	Arlington Re 2015, 2/1/21					48,600
	750,000+(f)	Bantry Re 2019, 12/31/22					25,473
	900,000+(a)(f)	Berwick Re 2017-1, 2/1/21					29,790
	46,259+(a)(f)	Berwick Re 2018-1, 12/31/21					5,630
	1,391,977+(a)(f)	Berwick Re 2019-1, 12/31/22					1,502,241
	15,000+(a)(f)	Eden Re II, 3/22/23 (144A)					128,362
	1,000,000+(a)(f)	Eden Re II 2020, 3/22/24 (144A)					1,031,300
	750,000+(a)(f)	Gleneagles Re 2019, 12/31/22					840,750
	26,000+(a)(f)	Limestone Re 2019-A, 9/9/22 (144A)					101,270
	19,000+(f)	Limestone Re 2019-B, 9/9/22 (144A)					74,005
	1,250,000+(a)(g)	NCM Re 2019, 12/31/22					276,750
	1,200,000+(f)	Pangaea Re 2015-1, 2/28/20					1,570
	2,000,000+(f)	Pangaea Re 2015-2, 5/29/20					2,982
	1,200,000+(f)	Pangaea Re 2016-1, 11/30/20					2,664
	1,500,000+(a)(f)	Pangaea Re 2017-1, 11/30/21					24,150
	1,250,000+(a)(f)	Pangaea Re 2019-1, 2/1/23					26,047
	750,000+(a)(f)	Pangaea Re 2020-1, 2/1/24					769,422
	500,000+(a)(f)	Sector Re V, Series 9, Class A, 3/1/24 (144A)					273,748
	1,000,000+(a)(f)	Sector Re V, Series 9, Class C, 12/1/24 (144A)					995,438
	1,000,000+(a)(f)	St. Andrews Re 2017-1, 2/1/21					67,800
	608,294+(a)(f)	St. Andrews Re 2017-4, 6/1/20					59,856
	1,500,000+(a)(g)	Thopas Re 2019, 12/31/22					285,000
	1,000,000+(a)(g)	Thopas Re 2020, 12/31/23					1,026,200
	1,500,000+(a)(f)	Versutus Re 2017, 11/30/21					11,700
	1,600,000+(f)	Versutus Re 2019-B, 12/31/21					137,760
	1,500,000+(g)	Viribus Re 2019, 12/31/22					31,200
	1,000,000+(a)(g)	Viribus Re 2020, 12/31/23					1,050,400
	600,000+(a)(f)	Woburn Re 2019, 12/31/22					350,907
							$9,886,005
		Total Reinsurance Sidecars					$10,245,855
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $27,964,080)					$28,306,772
	Principal Amount USD ($)						Value
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 3.8% of Net Assets
	48,500,000(d)	U.S. Treasury Note, 0.274% (3 Month U.S. Treasury Bill Money Market Yield + 15 bps), 1/31/22					$48,556,122
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $48,474,687)					$48,556,122
	Shares						Value
		EQUITY LINKED NOTES - 19.9% of Net Assets
		Banks – 0.8%
	175,000	Citigroup Global Markets Holdings, Inc. (Bank of America Corp.), 7.34%, 5/6/20 (144A)					$4,186,000
	24,050	Citigroup Global Markets Holdings, Inc. (SVB Financial Group), 10.07%, 6/24/20 (144A)					4,620,005
	275,000	Wells Fargo Bank National Association (Credit Suisse Group AG), 9.0%, 5/12/20					2,439,250
		Total Banks					$11,245,255
	Shares						Value
		Biotechnology - 0.4%
	21,100	Credit Suisse AG London (TXG UN), 1/20/21					$1,651,866
	12,000	UBS AG (Biogen, Inc.), 12.75%, 10/30/20 (144A)					3,476,520
		Total Biotechnology					$5,128,386
		Building Products - 0.6%
	76,400	Credit Suisse AG London (Owens Corning), 1/26/21					$3,460,729
	70,800	Wells Fargo Bank National Association (Owens Coming), 10.55%, 9/22/20					3,234,852
		Total Building Products					$6,695,581
		Communications Equipment - 0.3%
	343,900(a)	Wells Fargo Bank National Association (CommScope Holding Co., Inc.), 15.79%, 1/26/21					$4,302,189
		Total Communications Equipment					$4,302,189
		Diversified Telecommunication Services - 0.4%
	486,000	JP Morgan Structured Products (CenturyLink, Inc.), 17.75%, 5/19/20					$5,312,709
		Total Diversified Telecommunication Services					$5,312,709
		Electrical Equipment - 0.3%
	213,000	Goldman Sachs International (Prysmian S.p.A.), 1/26/21					$3,999,891
		Total Electrical Equipment					$3,999,891
		Entertainment - 0.2%
	338,000(a)	Goldman Sachs International (GameStop Corp.), 28.12%, 1/20/21					$1,936,740
		Total Entertainment					$1,936,740
		Food - 0.1%
	45,300	Goldman Sachs International (Sysco Corp.), 21.78%, 3/29/21					$1,497,074
		Total Food					$1,497,074
		Food & Staples Retailing - 1.0%
GBP	153,700	Credit Suisse AG London (Associated British Foods Plc.), 12/14/20					$3,713,755
	130,000	Credit Suisse AG London (Walgreens Boots Alliance, Inc.), 8.7%, 8/12/20					5,707,195
	85,350	Credit Suisse AG London (Walgreens Boots Alliance, Inc.), 9.28%, 3/8/21					3,739,482
		Total Food & Staples Retailing					$13,160,432
		Hotels, Restaurants & Leisure - 1.1%
	37,700	BNP Paribas Issuance (Darden Restaurants, Inc. ), 45.59%, 7/23/20					$2,795,267
	86,400	Credit Suisse AG London (Darden Restaurants, Inc. ), 34.0%, 3/26/21					3,932,410
	98,500	Morgan Stanley Finance LLC (Darden Restaurants, Inc.), 5/3/21 (144a)					7,268,315
		Total Hotels, Restaurants & Leisure					$13,995,992
		Insurance - 1.1%
	109,200	Credit Suisse AG London (Progressive Corp.), 7.3%, 10/16/20					$8,187,816
	18,500	Goldman Sachs International (The Progressive Corp.), 15.28%, 3/29/21					1,430,050
	190,900	UBS AG (American International Group), 6.9%, 7/22/20					4,885,131
		Total Insurance					$14,502,997
		Interactive Media & Services - 3.6%
	6,000(a)	Goldman Sachs International (Alphabet, Inc. S.p.A.), 5.64%, 1/13/21					$8,080,200
	39,000	Merrill Lynch International & Co. CV (Facebook, Inc.), 7.51%, 2/12/21					7,983,690
	23,000	Royal Bank of Canada (Facebook, Inc.), 7.68%, 1/20/21 (144A)					4,771,235
	21,700	Royal Bank of Canada (Facebook, Inc.), 8.62%, 11/24/20 (144A)					4,280,976
	26,511	Royal Bank of Canada (Facebook, Inc.), 10.22%, 3/23/21 (144A)					4,911,693
	85,500	UBS AG (Facebook, Inc.), 8.17%, 11/10/20 (144A)					16,663,095
		Total Interactive Media & Services					$46,690,889
		Internet & Direct Marketing Retail - 3.8%
	2,520	BNP Paribas Issuance (Booking Holdings, Inc.), 6.44%, 1/26/21					$3,925,051
	720	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 12.35%, 3/29/21 (144A)					1,436,198
	38,500	JP Morgan Structured Products (Alibaba Group Holding, Ltd.), 1/15/21					8,009,906
	4,110	JP Morgan Structured Products (Amazon.com, Inc.), 7.97%, 3/16/21					8,461,878
	4,480(a)	Merrill Lynch International & Co. CV (Amazon.com, Inc.), 6.72%, 1/29/21					9,318,040
	2,436	Merrill Lynch International & Co. CV (Amazon.com, Inc.), 6.84%, 2/11/21 (144A)					5,440,635
	2,730	Wells Fargo Bank National Association (Amazon.com, Inc.), 6.7%, 1/26/21					5,456,751
	3,200(a)	Wells Fargo Bank National Association (Amazon.com, Inc.), 6.71%, 2/23/21					6,910,304
		Total Internet & Direct Marketing Retail					$48,958,763
		IT Services - 2.3%
	18,700	JP Morgan Structured Products (Arista Networks, Inc.), 11.68%, 12/3/20					$3,768,798
	32,100	Royal Bank of Canada (Advanced Micro Devices, Inc.), 22.92%, 3/29/21					1,393,622
	141,300	Wells Fargo Bank National Association (Cognizant Technology Solutions Corp.), 7.65%, 6/9/20					8,339,526
	204,000	Wells Fargo Bank National Association (Cognizant Technology Solutions Corp.), 9.7%, 3/19/21					11,262,840
	194,000	Wells Fargo Bank National Association (OneMain Holdings, Inc.), 24.74%, 3/19/21					4,859,700
		Total IT Services					$29,624,486
		Metals & Mining - 0.3%
	92,800	BNP Paribas Issuance (Nucor Corp.), 8.39%, 1/15/21					$3,993,184
		Total Metals & Mining					$3,993,184
		Mining - 0.8%
	160,300(a)	UBS AG (Newmont Corp.), 15.05%, 4/22/21					$9,534,644
		Total Mining					$9,534,644
		Oil, Gas & Consumable Fuels - 0.3%
	254,400	JP Morgan Structured Products (PBF Energy, Inc.), 1/20/21					$3,473,094
		Total Oil, Gas & Consumable Fuels					$3,473,094
		Pharmaceuticals - 0.2%
	19,000	Merrill Lynch International (Reata Pharmaceuticals, Inc.), 36.39%, 9/29/20					$2,075,180
		Total Pharmaceuticals					$2,075,180
		Semiconductors & Semiconductor Equipment - 0.5%
	136,000	Credit Suisse AG London (Micron Technology, Inc.), 13.75%, 10/8/20					$5,933,136
		Total Semiconductors & Semiconductor Equipment					$5,933,136
	Shares						Value
		Software - 0.6%
	157,700	Citigroup Global Markets Holdings, Inc. (Oracle Corp.), 6.62%, 6/29/20 (144A)					$8,309,213
		Total Software					$8,309,213
		Technology Hardware, Storage & Peripherals - 0.2%
	54,800	Merrill Lynch International & Co. CV (Netapp, Inc.), 12.43%, 12/1/20					$2,398,596
		Total Technology Hardware, Storage & Peripherals					$2,398,596
		Telecommunications - 0.3%
	345,300	Wells Fargo Bank National Association (CommScope Holding Co., Inc.), 16.03%, 1/29/21					$4,261,002
		Total Telecommunications					$4,261,002
		Textiles, Apparel & Luxury Goods - 0.5%
	176,829	Goldman Sachs International (Moncler S.p.A.), 9.36%, 11/29/20					$6,723,039
		Total Textiles, Apparel & Luxury Goods					$6,723,039
		Wireless Telecommunication Services - 0.2%
	17,300	Royal Bank of Canada (Arista Networks, Inc.), 12.22%, 12/1/20					$3,431,455
		Total Wireless Telecommunication Services					$3,431,455
		TOTAL EQUITY LINKED NOTES
		(Cost $281,270,586)					$257,183,927
		INVESTMENT COMPANIES - 1.3% of Net Assets
	2,738,698	Invesco Senior Income Trust					$9,092,477
GBP	108,616(a)	Vietnam Enterprise Investments, Ltd., Class C					533,697
	1,613,743	Voya Prime Rate Trust					6,390,422
		TOTAL INVESTMENT COMPANIES
		(Cost $20,580,131)					$16,016,596
		RIGHT/WARRANT - 0.0%† of Net Assets
		Health Care Providers & Services - 0.0%†
	959,816(h)	ANR, Inc., 3/31/23					$2,591
		Total Health Care Providers & Services					$2,591
		TOTAL RIGHT/WARRANT
		(Cost $0)					$2,591
	Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
		EXCHANGE-TRADED CALL OPTION PURCHASED - 0.1%
	705	Call EUR Put USD	Citigroup Global Markets, Ltd. USD	861,150 USD	1.12	9/4/20	$890,062
		TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
		(Premiums paid $861,150)					$890,062
		TOTAL OPTIONS PURCHASED
		(Premiums paid $861,150)					$890,062
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 94.7%
	(Cost $1,370,685,048)				$1,222,415,366
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.4%
	CLOSED-END FUND - 0.4% of Net Assets
606,507(i)	Pioneer Floating Rate Trust	$395,238	$(118,087)	$(1,215,451)	$5,082,529
	TOTAL CLOSED-END FUND
	(Cost $6,655,048)				$5,082,529
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.4%
	(Cost $6,655,048)				$5,082,529
	OTHER ASSETS AND LIABILITIES - 4.9%				$63,582,560
	NET ASSETS - 100.0%				$1,291,080,455

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2020, the value of these securities amounted to $281,871,107, or 21.8% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2020.
(e)	Securities are restricted as to resale.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	ANR, Inc. warrants are exercisable into 959,816 shares.
(i)	Pioneer Floating Rate Trust is an affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	24,649,957	NZD	(26,336,852)	Brown Brothers Harriman & Co.	7/2/20	$(80,000)
RUB	531,216,378	USD	(7,993,861)	Goldman Sachs International	5/27/20	(867,011)
NOK	38,075,029	EUR	(3,667,832)	HSBC Bank USA NA	6/2/20	(299,400)
SEK	81,667,845	EUR	(7,654,614)	HSBC Bank USA NA	5/4/20	(14,947)
NOK	39,611,060	USD	(4,219,684)	JPMorgan Chase Bank NA	5/28/20	(349,443)
PHP	1,018,206,332	USD	(19,973,446)	JPMorgan Chase Bank NA	6/26/20	169,312
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(1,441,489)

FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,477	S&P 500 E-MINI	6/19/20	$183,676,673	$214,349,625	$(30,672,952)
TOTAL FUTURES CONTRACT			$(183,676,673)	$(214,349,625)	$(30,672,952)

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Food & Staples Retailing	$–	$1,413,947	$–	$1,413,947
All Other Common Stocks	444,720,328	–	–	444,720,328
Preferred Stocks	1,749,977	–	–	1,749,977
Asset Backed Securities	–	480,983	–	480,983
Collateralized Mortgage Obligations	–	38,877,568	–	38,877,568
Commercial Mortgage-Backed Security	–	630,319	–	630,319
Corporate Bonds	–	329,184,628	–	329,184,628
Foreign Government Bonds	–	54,401,546	–	54,401,546
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	2,348,438	2,348,438
Multiperil - U.S. & Canada	–	–	1,228,665	1,228,665
Multiperil - U.S. Regional	–	–	257,926	257,926
Multiperil - Worldwide	–	–	837,057	837,057
Windstorm - U.S. Regional	–	–	7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–	1,180,708	1,180,708
Reinsurance Sidecars
Multiperil - U.S.	–	–	359,850	359,850
Multiperil - Worldwide	–	–	9,886,005	9,886,005
All Other Insurance-Linked Securities	–	12,200,773	–	12,200,773
U.S. Government and Agency Obligations	–	48,556,122	–	48,556,122
Equity Linked Notes	–	257,183,927	–	257,183,927
Investment Companies	16,016,596	–	–	16,016,596
Right/Warrant	–	2,591	–	2,591
Exchange-Traded Call Option Purchased	–	890,062	–	890,062
Affiliated Closed-End Fund	5,082,529			5,082,529
Total Investments in Securities	$467,569,430	$743,822,466	$16,105,999	$1,227,497,895
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$–	$(1,441,489)	$–	$(1,441,489)
Net unrealized depreciation on futures contracts	(30,672,952)	–	–	(30,672,952)
Total Other Financial Instruments	$(30,672,952)	$(1,441,489)	$–	$(32,114,441)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/19	$19,483,969
Realized gain (loss)	13,400
Changed in unrealized appreciation (depreciation)	342,859
Accrued discounts/premiums	--
Purchases	10,120,530
Sales	(13,854,759)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 4/30/20	$16,105,999

*	Transfers are calculated on the beginning of period value. During the nine months ended April 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2020:
$ 353,179.